Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Fortune CPA, Inc
Auditor Firm ID	6901
Auditor Location	Garden Grove, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of iTonic Holdings Ltd. (formerly Pheton Holdings Ltd) (“the Company”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive loss (income), changes in shareholders’ equity, and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.